Revenue and Cost of Revenue - Schedule of Revenue and Cost of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 53,205	$ 63,463	$ 54,493
Total percentage of revenue	[1]	100.00%	100.00%	100.00%
Total cost of revenue		$ 49,289	$ 59,020	$ 51,667
Total percentage of cost of revenue		100.00%	100.00%	100.00%
Total gross profit		$ 3,916	$ 4,443	$ 2,826
Total percentage of gross profit		7.40%	7.00%	5.20%
Infrastructure and Public Facilities [Member] | Public Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 6,197	$ 21,164	$ 34,647
Total percentage of revenue	[1]	11.60%	33.30%	63.60%
Total cost of revenue		$ 5,428	$ 19,360	$ 32,500
Total percentage of cost of revenue		11.00%	32.80%	62.90%
Total gross profit		$ 769	$ 1,805	$ 2,148
Total percentage of gross profit		12.40%	8.50%	6.20%
Residential [Member] | Public Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 39,686	$ 32,234	$ 9,850
Total percentage of revenue	[1]	74.60%	50.80%	18.10%
Total cost of revenue		$ 35,398	$ 30,399	$ 9,848
Total percentage of cost of revenue		71.80%	51.50%	19.10%
Total gross profit		$ 4,288	$ 1,834	$ 2
Total percentage of gross profit		10.80%	5.70%
Residential [Member] | Private Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 5,089	$ 6,020	$ 6,295
Total percentage of revenue	[1]	9.60%	9.50%	11.50%
Total cost of revenue		$ 5,423	$ 5,560	$ 5,849
Total percentage of cost of revenue		11.00%	9.40%	11.30%
Total gross profit		$ (334)	$ 460	$ 446
Total percentage of gross profit		(6.60%)	7.60%	7.10%
Sub-total [Member] | Public Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 45,883	$ 53,398	$ 44,497
Total percentage of revenue	[1]	86.20%	84.10%	81.70%
Total cost of revenue		$ 40,826	$ 49,759	$ 42,348
Total percentage of cost of revenue		82.80%	84.30%	82.00%
Total gross profit		$ 5,057	$ 3,639	$ 2,150
Total percentage of gross profit		11.00%	6.80%	4.80%
Sub-total [Member] | Private Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1]	$ 7,322	$ 10,065	$ 9,996
Total percentage of revenue	[1]	13.80%	15.90%	18.30%
Total cost of revenue		$ 8,463	$ 9,261	$ 9,319
Total percentage of cost of revenue		17.20%	15.70%	18.00%
Total gross profit		$ (1,141)	$ 804	$ 676
Total percentage of gross profit		(15.60%)	8.00%	6.80%
Commercial/Industrial [Member]
Revenue from External Customer [Line Items]
Total revenue		$ 143
Total cost of revenue		145
Total gross profit		1,140	$ 800
Commercial/Industrial [Member] | Private Sector [Member]
Revenue from External Customer [Line Items]
Total revenue	[1],[2]	$ 2,233	$ 4,045	$ 3,701
Total percentage of revenue	[1],[2]	4.20%	6.40%	6.80%
Total cost of revenue	[2]	$ 3,040	$ 3,701	$ 3,470
Total percentage of cost of revenue	[2]	6.20%	6.30%	6.70%
Total gross profit	[3]	$ (807)	$ 344	$ 230
Total percentage of gross profit	[3]	(36.10%)	8.50%	6.20%

[1]	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.
[2]	During the fiscal year ended March 31, 2025, the Company revised certain project cost estimates, resulting in a reduction of US$0.143 million and US$0.145 million in revenue and cost of revenue, respectively. This adjustment resulted from the final reconciliation of contra charges with the main contractor and has been accounted for as a change in estimate in accordance with ASC 250.
[3]	Gross profit for the private sector was negative US$1.14 million for the year ended March 31, 2025 (2024: US$0.80 million), primarily due to cost overruns and final account adjustments on certain legacy projects. These contracts have been substantially completed, and no provision for future contract losses is required as of March 31, 2025.